                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                  MFS(R) Municipal Limited Maturity Fund
                       MFS(R) Global Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                            MFS(R) New Discovery Fund
                        MFS(R) International Growth Fund
                  MFS(R) Research Growth and Income Fund
               MFS(R) International Growth and Income Fund
                            MFS(R) Equity Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Research International Fund
                       MFS(R) Alabama Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                  MFS(R) California Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                 MFS(R) Massachusetts Municipal Bond Fund
                   MFS(R) High Yield Opportunities Fund
                  MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) New York Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                   MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                 MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) Global Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Capital Opportunities Fund
               Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                            MFS(R) Global Growth Fund
                          Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) Union Standard Equity Fund


                  SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


           The date of this Supplement is September 15, 1998.